Income Tax Expense - Schedule of Income Tax Expense (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Continuing operations
Current taxes
Deferred tax benefit	(12,449)
Income tax expense from continuing operations	$ (12,449)